Leases - Summary of Lease Liability Activity (Details)	12 Months Ended
	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 GBP (£)
Details of quantitative information about lease liabilities [line items]
Beginning Balance		$ 344,536		$ 224,300
Additions		80,860		211,524
Deletions				(32,510)
Payment of lease liabilities	£ (96,987)	(109,482)	£ (85,406)	(100,089)	£ (39,774)
Interest expense on lease liabilities		51,875		45,600
Effects of currency translation		18,121		(4,289)
Ending Balance		$ 385,910		$ 344,536